EARNINGS PER SHARE - Additional Information (Details) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 30, 2016	Jan. 01, 2016	Sep. 20, 2017
Performance Shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from the calculation of diluted earnings per share (in shares)	238,000	217,000	136,000
SARs
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from the calculation of diluted earnings per share (in shares)		62,018	62,018
Stock options and SARs not included in the calculation of diluted earning per share because exercise prices exceeded market prices, exercise prices (in usd per share)		$ 77.42	$ 77.42
Private Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Exercise price of warrants (in usd per share)				$ 176.68